Goodwill and Other Intangible Assets - Changes in Goodwill (Detail) - EUR (€) € in Millions		3 Months Ended	12 Months Ended
		Dec. 31, 2023	Dec. 31, 2025		Dec. 31, 2024
Reconciliation of changes in goodwill [abstract]
Goodwill, balance, period start			€ 2,963		€ 2,849
Goodwill acquired during the year			0		0
Purchase accounting adjustments			0		0
Transfers			0		0
Reclassification from (to) “held for sale”			0		0
Goodwill related to dispositions without being classified as “held for sale”			0		0
Impairment losses		€ 233	0	[1]	0	[1]
Exchange rate changes/other			(227)		114
Goodwill, balance, period end		2,849	2,735		2,963
Gross amount of goodwill			11,482		12,275
Accumulated impairment losses			(8,746)		(9,313)
Corporate Bank
Reconciliation of changes in goodwill [abstract]
Goodwill, balance, period start			0		0
Goodwill acquired during the year			0		0
Purchase accounting adjustments			0		0
Transfers			0		0
Reclassification from (to) “held for sale”			0		0
Goodwill related to dispositions without being classified as “held for sale”			0		0
Impairment losses	[1]		0		0
Exchange rate changes/other			0		0
Goodwill, balance, period end		0	0		0
Gross amount of goodwill			590		643
Accumulated impairment losses			(590)		(643)
Investment Bank
Reconciliation of changes in goodwill [abstract]
Goodwill, balance, period start			0		0
Goodwill acquired during the year			0		0
Purchase accounting adjustments			0		0
Transfers			0		0
Reclassification from (to) “held for sale”			0		0
Goodwill related to dispositions without being classified as “held for sale”			0		0
Impairment losses	[1]		0		0
Exchange rate changes/other			0		0
Goodwill, balance, period end		0	0		0
Gross amount of goodwill			3,967		4,418
Accumulated impairment losses			(3,967)		(4,418)
Private Bank
Reconciliation of changes in goodwill [abstract]
Goodwill, balance, period start			0		0
Goodwill acquired during the year			0		0
Purchase accounting adjustments			0		0
Transfers			0		0
Reclassification from (to) “held for sale”			0		0
Goodwill related to dispositions without being classified as “held for sale”			0		0
Impairment losses	[1]		0		0
Exchange rate changes/other			0		0
Goodwill, balance, period end		0	0		0
Gross amount of goodwill			3,717		3,737
Accumulated impairment losses			(3,717)		(3,737)
Asset Management
Reconciliation of changes in goodwill [abstract]
Goodwill, balance, period start			2,963		2,849
Goodwill acquired during the year			0		0
Purchase accounting adjustments			0		0
Transfers			0		0
Reclassification from (to) “held for sale”			0		0
Goodwill related to dispositions without being classified as “held for sale”			0		0
Impairment losses	[1]		0		0
Exchange rate changes/other			(227)		114
Goodwill, balance, period end		€ 2,849	2,735		2,963
Gross amount of goodwill			3,208		3,477
Accumulated impairment losses			€ (473)		€ (515)

[1]	[1]Impairment losses of goodwill are recorded as impairment of goodwill and other intangible assets in the income statement